Derivative Instruments - Derivative Net Presentation on Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CCH Interest Rate Derivative Asset
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	$ 0	$ 0
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Derivative Assets (Liabilities), at Fair Value, Net	0	0
CCH Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(40)	(140)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Derivative Assets (Liabilities), at Fair Value, Net	(40)	(140)
Liquefaction Supply Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	76	132
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets	(22)	(4)
Derivative Assets (Liabilities), at Fair Value, Net	54	128
Liquefaction Supply Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(1,295)	(136)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	29	19
Derivative Assets (Liabilities), at Fair Value, Net	$ (1,266)	$ (117)